ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ACCRUALS AND OTHER CURRENT LIABILITIES
Professional service fees	$ 935,434	$ 3,459,430
Payroll and related liabilities	3,229,794	2,390,025
Utility and maintenance	8,685	459
Other taxes and surcharge	62,270	63,919
Others	143,060	145,664
Accruals and other current liabilities	$ 4,379,243	$ 6,059,497